Cash flow statement supplementary information - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Purchase of financial instruments, classified as investing activities	€ (177)	€ (295)	€ (128)
Net cash inflow from non-current financial assets	€ 43	€ 36	€ 39